RELATED PARTY TRANSACTIONS - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Services received from:
RELATED PARTY TRANSACTIONS
Total	¥ 82,108	$ 11,565	¥ 13,947
Services received from: | Goumei
RELATED PARTY TRANSACTIONS
Total	48,258	6,797	¥ 13,947
Assets purchased from related party | Tianshu
RELATED PARTY TRANSACTIONS
Total	¥ 33,850	$ 4,768